SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($)	3 Months Ended	12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Mar. 31, 2020
Property, Plant and Equipment [Line Items]
Property and Equipment,gross	$ 210,510	$ 210,510	$ 112,519
Less: Accumulated depreciation	(56,862)	(46,337)	(7,501)
Total	$ 153,648	$ 164,173	105,018
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	5 years	5 years
Property and Equipment,gross	$ 112,519	$ 112,519	112,519
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	5 years	5 years
Property and Equipment,gross	$ 97,991	$ 97,991